Service Class Shares | SC BlackRock Large Cap Index Fund
FUND SUMMARY SCSM BlackRock Large Cap Index Fund
INVESTMENT GOAL
To match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of fund expenses.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC BlackRock Large Cap Index Fund Service Class
Management Fee		0.35%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[1]	0.81%
Fee Waiver and Expense Reimbursement		(0.05%)
Net Annual Fund Operating Expenses	[2]	0.76%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC BlackRock Large Cap Index Fund Service Class	78	254	445	997

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. For this purpose, large capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the S&P 500. As of December 31, 2011, the market capitalization range of companies in the S&P 500 was $1.2 billion to $406.3 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the S&P 500 in order to invest cash pending its investment in stocks. At times, the subadviser may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the S&P 500 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management large capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.

Year-by-year total returns for Service Class shares (Full calendar years since February 1, 2004 inception)

Calendar years ended December 31
(Full calendar years since February 1, 2004 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.58%	3rd Quarter 2009

Lowest	(19.68)%	4th Quarter 2008

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC BlackRock Large Cap Index Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	1.17%	(3.41%)	1.54%	Feb. 01, 2004
S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25%)	3.43%	Feb. 01, 2004